Consolidated Statements of Changes in Shareowners' Equity (USD $) In Millions	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	ESOP	Treasury Stock	Non-Controlling Interest
Beginning Balance at Dec. 29, 2007	$ 1,772.2	$ 230.9	$ 68.7	$ 2,005.8	$ 47.2	$ (93.8)	$ (504.8)	$ 18.2
Comprehensive income:
Net earnings	308.6			306.9				1.7
Less: Redeemable interest reclassified to liabilities	(0.5)							(0.5)
Currency translation adjustment and other	(158.1)				(158.1)
Cash flow hedge, net of tax	(0.3)				(0.3)
Change in pension, net of tax	(40.8)				(40.8)
Total comprehensive income	108.9			306.9	(199.2)			1.2
Issuance of common stock	15.3			(16.0)			31.3
Cash dividends declared $1.34 , $1.30 and $1.26 per share for the year 2010, 2009 and 2008 respectively	(99.0)			(99.0)
Cash dividends declared to non-controlling interests	(0.9)							(0.9)
Repurchase of common stock (79,357 shares), (62,336 shares) and (2,240,451 shares) for the year 2010, 2009 and 2008 respectively	(103.3)						(103.3)
Tax benefit on convertible notes hedge	1.0		1.0
Equity unit repurchase	4.7		4.7
Other, stock-based compensation related	13.9		13.9
Tax benefit related to stock options exercised	3.2		3.2
ESOP and related tax benefit	8.8			2.2		6.6
Ending balance at Jan. 03, 2009	1,724.8	230.9	91.5	2,199.9	(152.0)	(87.2)	(576.8)	18.5
Comprehensive income:
Net earnings	226.3			224.3				2.0
Currency translation adjustment and other	77.1				77.1
Change in pension, net of tax	(1.6)				(1.6)
Total comprehensive income	301.8			224.3	75.5			2.0
Issuance of common stock	61.1		(6.9)	(27.1)			95.1
Cash dividends declared $1.34 , $1.30 and $1.26 per share for the year 2010, 2009 and 2008 respectively	(103.6)			(103.6)
Repurchase of common stock (79,357 shares), (62,336 shares) and (2,240,451 shares) for the year 2010, 2009 and 2008 respectively	(2.6)						(2.6)
Net premium paid and settlement of equity option	(9.2)		16.2				(25.4)
Formation of joint venture	4.9							4.9
Other, stock-based compensation related	20.7		20.7
Tax benefit related to stock options exercised	5.2		5.2
ESOP and related tax benefit	8.4			2.0		6.4
Ending balance at Jan. 02, 2010	2,011.5	230.9	126.7	2,295.5	(76.5)	(80.8)	(509.7)	25.4
Comprehensive income:
Net earnings	198.2			198.2
Currency translation adjustment and other	(6.9)				(6.9)
Cash flow hedge, net of tax	(54.9)				(54.9)
Change in pension, net of tax	22.0				22.0
Total comprehensive income	158.4			198.2	(39.8)
Equity purchase contracts - stock issuance	320.0	12.9	307.1
Issuance of common stock	65.3		(30.2)				95.5
Cash dividends declared $1.34 , $1.30 and $1.26 per share for the year 2010, 2009 and 2008 respectively	(193.9)			(193.9)
Black & Decker consideration paid	4,656.2	196.9	4,458.9				0.4
Repurchase of common stock (79,357 shares), (62,336 shares) and (2,240,451 shares) for the year 2010, 2009 and 2008 respectively	(4.9)						(4.9)
Convertible equity - offering fees	(13.6)		(13.6)
Convertible equity - non-cash stock contract fees	(14.9)		(14.9)
Net premium paid and settlement of equity option	(50.3)		(48.6)				(1.7)
Non-controlling interest buyout	(0.9)		0.7					(1.6)
Non-controlling interests of acquired businesses	28.9							28.9
Other, stock-based compensation related	85.0		85.0
Tax benefit related to stock options exercised	14.6		14.6
ESOP and related tax benefit	8.3			2.0		6.3
Ending balance at Jan. 01, 2011	$ 7,069.7	$ 440.7	$ 4,885.7	$ 2,301.8	$ (116.3)	$ (74.5)	$ (420.4)	$ 52.7